Equipment	6 Months Ended	12 Months Ended
	Mar. 31, 2014	Sep. 30, 2013
Equipment [Text Block]
Note 3	Equipment
		March 31, 2014
		Accumulated
	Cost	Depreciation	Net

Computer equipment	$2,327	$384	$1,943
		September 30, 2013
		Accumulated
	Cost	Depreciation	Net

Computer equipment	$5,631	$5,631	$-

Note 3	Equipment

		September 30, 2013
		Accumulated
	Cost	Depreciation	Net

Computer equipment	$5,631	$5,631	$-

		September 30, 2012
		Accumulated
	Cost	Depreciation	Net

Computer equipment	$5,631	$5,055	$576